05055268

1-32438

PCX equities

<u>VIA FACSIMILE AND U.S. MAIL</u>

August 3, 2005

Mr. Brian Johnson, Branch Chief
Branch of Filer Support 2, Mailstop 1-4
Securities and Exchange Commission
450 Fifth Street, N.W., Room #1004
Washington, D.C. 20549

Re: JMG Exploration, Inc. Original Listing:
Common Stock, $0.001 par value; and
Warrants to acquire Common Stock at $5.00 per share

Dear Mr. Johnson:

Please be advised that PCX Equities, Inc. has received (on November 29, 2004) an application from the above-referenced issuer and has approved the above-referenced securities for listing on the Pacific Exchange, Inc. ("Exchange"). The Exchange requests acceleration of registration of the securities under the Securities Exchange Act of 1934.

Please acknowledge receipt of this letter by stamping the enclosed copy with the date received and returning it in the post-paid self-addressed envelope.

If there are any questions, please call me at (312) 442-7832. Your assistance is greatly appreciated.

Sincerely,

Craig A. Gray
Manager, Equity Qualification

PROCESSED
AUG 08 2005
THOMSON FINANCIAL

Enclosure

cc: Ms. Joanne Finnerty, Chief Financial Officer, JMG Exploration, Inc., 2600, 500 – 4th Avenue S.W., Calgary, Alberta, T2P 2V6 Canada

100 South Wacker Drive
Suite 1500
Chicago, IL 60606
Phone: (312) 442-7788
Fax: (312) 442-7778